Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019 CAD ($) shares	Jan. 31, 2019 CAD ($) shares	Apr. 30, 2018 CAD ($) shares	Apr. 30, 2019 CAD ($) shares	Apr. 30, 2018 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 36,083	$ 35,116		$ 35,116
Balance at end of period	$ 37,213	$ 36,083	$ 33,546	$ 37,213	$ 33,546
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	443,802,263	442,826,380	443,824,991	442,826,380	439,313,303
Equity-settled share-based compensation plans	172,074	127,790	125,837	299,864	638,567
Shareholder investment plan, Number of shares | shares	423,837	524,183	421,321	948,020	2,064,486
Employee share purchase plan, Number of shares | shares	280,232	299,646	261,238	579,878	526,243
Number of shares issued, Number of shares | shares	444,678,406	443,777,999	444,633,387	444,654,142	444,610,897
Treasury shares, Number of shares | shares	(28,098)	24,264	57,610	(3,834)	80,100
Ending balance, Number of shares | shares	444,650,308	443,802,263	444,690,997	444,650,308	444,690,997
Balance at beginning of period	$ 13,350	$ 13,243	$ 13,070	$ 13,243	$ 12,548
Equity-settled share-based compensation plans	18	14	13	32	62
Shareholder investment plan, Amount	47	57	46	104	243
Employee share purchase plan, Amount	31	33	30	64	62
Number of shares issued, Amount	13,446	13,347	13,159	13,443	13,156
Treasury shares, Amount	(3)	3	7		10
Balance at end of period	$ 13,443	$ 13,350	$ 13,166	$ 13,443	$ 13,166
The private bank [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares		0	1,689,450		1,689,450
Issuance pursuant to acquisition, Amount					$ 194
Wellington Financial [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares		0	378,848		378,848
Issuance pursuant to acquisition, Amount					$ 47